Expense Example - Defender Risk Adaptive 500 ETF - Defender Risk Adaptive 500 ETF Class	Apr. 07, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221